CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0
Unrealized (loss) gain on available-for-sale securities, tax	$ 37	$ 1,096	$ 0